Schedule of Investments
September 30, 2022 (unaudited)
West Hills Tactical Core Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Exchanged Traded Funds - 94.37% (4)

SPDR S&P 500 ETF Trust (2)		15,585		5,566,650

Total Exchange Traded Funds		(Cost $ 6,170,025)		5,566,650

Money Market Registered Investment Companies - 0.55%

Federated Hermes Treasury Obligations Fund - Service Shares, 2.77% (3)		32,381		32,381

Total Money Market Registered Investment Companies		(Cost $ 32,381)		32,381

Total Investments - 98.05%		(Cost $ 6,240,140)		5,783,544

Other Assets in Excess of Liabilities (1.95%)				115,182

Total Net Assets - 100.00%				5,898,726

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Put Options
SPDR S&P 500 ETF Trust, Strike $395.00	12	10/7/2022	474,000	43,476
SPDR S&P 500 ETF Trust, Strike $385.00	13	10/14/2022	500,500	35,061
SPDR S&P 500 ETF Trust, Strike $390.00	13	10/21/2022	507,000	41,236
SPDR S&P 500 ETF Trust, Strike $394.00	13	10/28/2022	512,200	45,240
SPDR S&P 500 ETF Trust, Strike $365.00	13	11/4/2022	474,500	19,500

	64		2,468,200	184,513

Call Options Written
SPDR S&P 500 ETF Trust, Strike $400.00	(13)	11/4/2022	(520,000)	(1,001)

	(13)		(520,000)	(1,001)

Put Options Written
SPDR S&P 500 ETF Trust, Strike $365.00	12	10/7/2022	438,000	(11,232)
SPDR S&P 500 ETF Trust, Strike $355.00	13	10/14/2022	461,500	(8,593)
SPDR S&P 500 ETF Trust, Strike $352.00	13	10/21/2022	457,600	(9,165)
SPDR S&P 500 ETF Trust, Strike $362.00	13	10/28/2022	470,600	(16,731)
SPDR S&P 500 ETF Trust, Strike $335.00	13	11/4/2022	435,500	(6,786)

	64		2,263,200	(52,507)

Total Options			(Cost $ 37,734)	131,005

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (5)
Level 1 - Quoted Prices			$5,783,544	$0
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$5,783,544	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at September 30, 2022.
(4) Exchange-traded fund.